SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Basis of Consolidation
The consolidated financial statements include the accounts of Dehaier, and its majority-owned and wholly-owned subsidiaries (collectively, the “Company”). All significant inter-company transactions and balances are eliminated in consolidation.

A group of shareholders, including the Chief Executive Officer, originally held more than 50% of the voting ownership interest of Dehaier, BDL and BTL. BTL owns a building which is pledged as collateral for BDL’s bank loans. In exchange, BDL loans money to BTL to finance its operations. BTL’s primary operation is to provide repairs and transportation services to BDL’s customers. Because of these arrangements, BDL is the primary beneficiary of BTL, as the entity that is most closely associated with BTL. BTL is considered a variable interest entity (“VIE”) of BDL. Management makes ongoing reassessments of whether BDL is the primary beneficiary of BTL.

The accounts of BTL are consolidated in the accompanying financial statements pursuant to Accounting Standards Codification (“ASC”) 810-10, “Consolidation”. As a VIE, BTL’s revenues are included in the Company’s service income, and its income from operations is consolidated with the Company’s.

On December 13, 2013, an additional capital of RMB2,000,000 (approximately $327,400) was contributed to BTL by its shareholders.

The carrying amount and classification of BTL’s assets and liabilities included in the Consolidated Balance Sheets are as follows:
	December 31,
	2013	2012
	US$	US$
Total current assets	674,281	240,420
Total assets	1,825,543	1,457,986
Total current liabilities	5,270	18,080
Total liabilities	5,270	18,080
Total revenue	(2,422)	(6,322)
Net Income	(7,705)	(10,201)

Use of Estimates
The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates are adjusted to reflect actual experience when necessary. Significant accounting estimates reflected in the Company’s consolidated financial statements include revenue recognition, allowance for doubtful accounts, warranty obligation, warrants liability, stock-based compensation and useful lives of intangible assets, and property and equipment. Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased. The Company maintains uninsured cash and cash equivalents with various financial institutions mainly in the PRC and the United States.

Accounts Receivable
Accounts receivable are recorded at net realizable value. Accounts receivable terms typically are net 60-180 days from the end of the month in which the services were provided, or when goods were delivered. The Company generally does not require collateral or other security to support accounts receivable. An allowance, if required, is based on a combination of historical experience, aging analysis, and an evaluation of the collectibility of specific accounts. Management considers that receivables over 1 year to be past due. Management has determined that an allowance of $935,865 (RMB5,665,692) and $865,769 (RMB5,394,874) was appropriate at December 31, 2013 and 2012, respectively.

Other Receivables, Net
Other receivables primarily include advances to employees and advance to suppliers. Management regularly reviews aging of receivables and changes in payment trends and records a reserve when management believes collection of amounts due are at risk. Accounts considered uncollectible are written off after exhaustive efforts at collection. Management has determined that an allowance of $598,747 and $598,747 was appropriate at December 31, 2013 and 2012.

Advances to Suppliers and Advances from Customers
The Company, as is the common practice in the PRC, often makes advance payments to suppliers for unassembled parts, or receives advance payments from customers. Advances to suppliers were $7,077,275 and $4,470,756 as of December 31, 2013 and 2012, respectively. Advances from customers were $317,947 and $248,940 as of December 31, 2013 and 2012, respectively.

Fair Value of Financial Instruments
The carrying amounts reported in the consolidated financial statements for current assets and current liabilities approximate fair value due to the short-term nature of these financial instruments.

The Company follows the provisions of ASC topic 815, “Derivatives and Hedging”. ASC topic 815 provides a framework for determining whether an instrument is indexed to an entity's own stock. Warrants are indexed to the Company's stock, which is traded in US dollars. Since the Company's functional currency is the RMB, such warrants are considered liabilities. The fair value of the warrants liability is measured each reporting period with the resulting change in fair value recorded in the consolidated statements of income and comprehensive income.

The accounting standards regarding fair value of financial instruments and related fair value measurements define fair value, and establish a three-level valuation hierarchy for disclosures of fair value.

The three levels are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The fair value of the warrants was determined using the Black Scholes Model, with level 2 inputs (See Note 14).

Inventories
Inventories are stated at the lower of cost or market and consist of assembled and unassembled parts relating to medical devices. The Company reviews its inventory annually for possible obsolete goods and to determine if any reserves are necessary. The reserve for obsolescence was $53,281 (RMB322,559) and $51,764 (RMB322,556)  for each of 2013 and 2012.

Property and Equipment
Property and equipment are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Shorter of the useful lives or the lease term
Building and land use rights	20-40 years
Machinery and equipment	10-15 years
Furniture and office equipment	5 years
Motor vehicles	5 years

Intangible Assets
Intangible assets are recorded at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Shorter of the useful lives or the lease term
Software copyrights	20 years
Other software	5 years

Impairment of Long-Lived Assets
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company compares the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the asset and eventual disposition. If the sum of the expected future cash flows is less than the carrying amount of the asset, the Company applies a discount rate to the estimated cash flows, and an impairment loss, equal to the excess of the carrying amount over the fair value of the asset, is recognized. Management has determined no impairment exists at the balance sheet dates.

Revenue Recognition
The Company recognizes revenues when all the followings conditions have been satisfied:
Persuasive evidence of an arrangement exists;
Delivery and/or installation has occurred (e.g., risks and rewards of ownership have passed);
The sales price is fixed or determinable; and,
Collectibility is reasonably assured.

All revenues are based on firm customer orders with fixed terms and conditions. Because the products are assembled to the customers’ specification, there is no right of return. The Company does not provide its customers with price protection or cash rebates. For products that include software, the software is an off-the-shelf package and an integral part of the products being delivered. The Company does not provide any significant post-sale customer support services and does not provide customers with upgrades. The software is incidental to the product as a whole. For products that do not require installation, revenues are recognized when the products are delivered. For products that require installation, revenues are recognized when the installation is completed.

For all service income, the Company recognizes the revenue upon the completion of the repairs when the equipment has been returned to and accepted by the customers.

In the PRC, value added tax (VAT) of 17% of the invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Company; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the authorities.

Cost of Revenues
Cost of revenues primarily includes wages to assemble parts and the costs of unassembled parts, handling charges, and other expenses associated with the assembly and distribution of product.

Service income and expense
Service income and expense represents activities related to repair services provided for the customers by BTL.

Foreign Currency Translation

The accounts of Dehaier, BDL, BTL and Breathcare are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The accompanying consolidated financial statements are presented in US dollars. Foreign currency transactions are translated into US dollars using fixed exchange rates in effect at the time of the transaction. Generally, foreign exchange gains and losses resulting from the settlement of such transactions are recognized in the consolidated statements of income and comprehensive income. The foreign currency accounts of BDL and BTL are translated in accordance with ASC 830-10, “Foreign Currency Matters”. Assets and liabilities are translated at applicable exchange rates quoted by the People’s Bank of China at the balance sheet dates and revenues and expenses are translated at average exchange rates in effect during the periods. Because cash flows are translated based on the average translating rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessary agree with changes in the corresponding balances on the balance sheets. Equity is translated at the historical rate of exchange at the date of capital contribution. Resulting translation adjustments are recorded as other comprehensive income (loss) and accumulated as a separate component of equity

Warranty Costs
The Company provides for the estimated cost of product warranties at the time revenue is recognized. The Company's warranty obligation is affected by product failure rates and material usage and service delivery costs incurred in correcting product failure. Should actual product failure rates, material usage or service delivery costs differ from the Company's estimates, the Company may revise its estimated product warranty liability. The term of the product warranty is generally twelve months. The reserve for warranty costs was $348,591 and $338,671 at December 31, 2013 and 2012, respectively. Warranty expense for the years ended December 31, 2013, 2012 and 2011 was $57,962, $97,937 and $18,926, respectively.

Research and Development Costs
Research and development costs relating to the development of new products and processes, including significant improvements and refinements to existing products, are expensed as incurred, Research and development costs were $484,770, $230,854 and $268,038 for the years ended December 31, 2013, 2012 and 2011, respectively.

Shipping and Handling Expenses
Shipping and handling expenses of $67,051, $58,078 and $91,017 for the years ended December 31, 2013, 2012 and 2011 were included in the operating expenses in the consolidated statements of income and comprehensive income, respectively.

Advertising Costs
Advertising costs are expensed as incurred, Advertising costs were $78,608, $56,656 and $232,400 for the years ended December 31, 2013, 2012 and 2011, respectively.

Earnings per Share

The Company follows the provisions of ASC 260-10, “Earnings per Share”. Basic earnings per share is computed by dividing net income attributable to holders of common shares by the weighted average number of common shares outstanding during the years. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Common stock equivalents having an anti-dilutive effect on earnings per share are excluded from the calculation of diluted earnings per share.

Value Added Tax
The Company reports revenues net of PRC’s value added tax for all the periods presented in the consolidated statements of income and comprehensive income.

Stock-Based Compensation
The Company follows the provisions of ASC 718-10, “Compensation-Stock Compensation”. The Company has a share incentive plan which authorizes the issuance of up to 10% of the number of shares outstanding. Pursuant to the plan, the Company may issue options to purchase its common shares to employees and directors of the Company and its affiliates. The Company fair values share-based awards granted under the plan. Accordingly, compensation is measured on the grant date using appropriate valuation models.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC 740-10, “Accounting for Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year; and, (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if, based on the weight of available positive and negative evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company recorded a deferred tax asset for the temporary differences arising from allowance for doubtful accounts and certain accrued expenses. The Company believes it can utilize the deferred tax asset to offset future taxable income. Therefore, no valuation allowance has been provided as of December 31, 2013, 2012 and 2011.

ASC 740-10 prescribes a recognition threshold and measurement attribute for the financial statement recognition of a tax position taken or expected to be taken on a tax return. Under ASC 740-10, a tax benefit from an uncertain tax position taken or expected to be taken may be recognized only if it is “more likely than not” that the position is sustainable upon examination, based on its technical merits. The tax benefit of a qualifying position under ASC 740-10 would equal the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with a taxing authority having full knowledge of all the relevant information. A liability (including interest and penalties, if applicable) is established in the financial statements to the extent a current benefit has been recognized on a tax return for matters that are considered contingent upon the outcome of an uncertain tax position. Related interest and penalties, if any, are included as components of income tax expense and income taxes payable. The Company had filed its 2008 and 2009 Value Added Tax (“VAT”) returns for some of its customers during the years ended December 31, 2011, 2012 and 2013. All the potential VAT liabilities on these VAT returns occurred in current period were also accrued as incurred and included in the accompanying consolidated financial statements.

The implementation of ASC 740-10 resulted in no material liability for unrecognized tax benefits. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of income and comprehensive income. During the years ended December 31, 2013, 2012 and 2011, the Company did not incur any interest or penalties.

The Company recognizes tax benefits that satisfy a greater than 50% probability threshold and provides for the estimated impact of interest and penalties for such tax.

Recently Issued Accounting Standards

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of Unrecognized Tax Benefit When a Net Operating Loss Carryforward, A Similar Tax Loss, or a Tax Credit Carryforward Exists (A Consensus the FASB Emerging Issues Task Force). ASU 2013-11 provides guidance on financial statement presentation of unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The FASB’s objective in issuing this ASU is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP. This ASU applies to all entities with unrecognized tax benefits that also have tax loss or tax credit carryforwards in the same tax jurisdiction as of the reporting date. This amendment is effective for public entities for fiscal years beginning after December 15, 2013 and interim periods within those years. The company does not expect the adoption of this standard to have a material impact on the Company’s unaudited condensed consolidated financial position and results of operations.